Summary of Significant Accounting Policies (Assets and Liabilities of VIEs Established to Develop Real Estate for Rental and to Lease Software) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Variable Interest Entity [Line Items]
Current assets	¥ 4,861,011		¥ 4,669,288
Property, plant and equipment	9,839,688		9,776,687
Investments and other assets	5,584,250		5,103,092
Current liabilities	3,676,824		3,499,389
Long-term liabilities	5,657,407		5,527,675
Vies Established To Develop Real Estate For Rental
Variable Interest Entity [Line Items]
Current assets	19,581	[1],[2]	20,477	[3],[4]
Property, plant and equipment	194,942	[1],[2]	198,255	[3],[4]
Investments and other assets	2,353	[1],[2]	2,197	[3],[4]
Current liabilities	2,756	[1],[2]	64,243	[3],[4]
Long-term liabilities	91,305	[1],[2]	54,751	[3],[4]
Vies Established To Lease Software
Variable Interest Entity [Line Items]
Current assets			17
Property, plant and equipment			2,277
Investments and other assets			1
Current liabilities			¥ 883

[1]	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included "Land" totaling ¥135,677 million, "Current portion of long-term debt" totaling ¥1,013 million and "Long-term debt" totaling ¥59,288 million, respectively.
[2]	"Current portion of long-term debt" and "Long-term debt (excluding current portion)" above are secured by the Company's land and buildings totaling ¥243,769 million.
[3]	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included "Land" totaling ¥135,677 million, "Current portion of long-term debt" totaling ¥62,257 million and "Long-term debt" totaling ¥20,701 million, respectively.
[4]	"Current portion of long-term debt" and "Long-term debt (excluding current portion)" above are secured by the Company's land and buildings totaling ¥247,114 million.